Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis
As of December 31, 2022 and 2023, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	6,254	—	6,254	—
Short-term investments
Wealth management products	71,496	—	71,496	—
Marketable securities and other investments
Listed equity securities	11,611	11,611	—	—
Wealth management products	2,649	—	2,649	—

Total assets	92,010	11,611	80,399	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	7,506	—	7,506	—
Short-term investments
Wealth management products	56,847	—	56,847	—
Marketable securities and other investments
Listed equity securities	2,765	2,765	—	—
Wealth management products	2,808	—	2,808	—

Total assets	69,926	2,765	67,161	—